Share Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 03, 2013 Non Vested Restricted Stock Awards	Dec. 31, 2013 Nonvested Shares	Dec. 31, 2012 Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 2,079	$ 227
Nonvested restricted shares granted	125,000		125,000
Grant date fair value non vested restricted share	$ 4.58		$ 4.58
Total share base compensation			573
Share-based compensation requisite service period			1 year
Total fair value of shares vested				153	122
Share-based compensation expenses	$ 73	$ 200		$ 525
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period				10 months 24 days